Leases - Components of lease cost (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Lessee Disclosure [Abstract]
Operating lease costs	$ 3,068	$ 3,522
Short-term lease costs	68	212
Total	$ 3,136	$ 3,734